UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-5843

                      (Investment Company Act File Number)


                            Cash Trust Series, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  5/31/08


                Date of Reporting Period:  Quarter ended 8/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




GOVERNMENT CASH SERIES
PORTFOLIO OF INVESTMENTS
August 31, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                    GOVERNMENT AGENCIES--15.8%
  $   3,000,000   1 Federal Home Loan Bank System Discount Notes, 5.435%, 7/17/2008                                    $   3,000,000
     26,000,000   2 Federal Home Loan Bank System Floating Rate Notes, 4.700% - 5.438%, 9/19/2007 - 12/5/2007             25,992,239
     18,520,000     Federal Home Loan Bank System Notes, 2.625% - 5.450%, 10/3/2007 - 8/20/2008                           18,473,370
      4,000,000   1 Federal Home Loan Mortgage Corp. Discount Notes, 4.950% - 5.020%, 1/7/2008                             3,929,102
      4,000,000   2 Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.215%, 9/17/2007                                3,999,923
     20,975,000     Federal Home Loan Mortgage Corp. Notes, 3.125% - 5.750%, 12/5/2007 - 7/17/2008                        20,889,123
      6,000,000   1 Federal National Mortgage Association Discount Notes, 4.905% - 5.000%, 2/29/2008 - 5/12/2008           5,810,391
      7,000,000   2 Federal National Mortgage Association Floating Rate Notes, 5.200%, 9/28/2007                           6,998,795
     13,049,000     Federal National Mortgage Association Notes, 2.500% - 5.375%, 9/14/2007 - 6/15/2008                   13,014,944
                       TOTAL GOVERNMENT AGENCIES                                                                         102,107,887
                    REPURCHASE AGREEMENTS--85.5%
      8,285,000     Interest in $3,300,000,000 joint repurchase agreement 5.10%, dated 8/31/2007 under which BNP           8,285,000
                    Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to
                    1/15/2017 for $3,301,870,000 on 9/4/2007. The market value of the underlying securities at the end of the period was $3,367,907,609.
     69,000,000     Interest in $2,500,000,000 joint repurchase agreement 5.39%, dated 8/31/2007 under which BNP          69,000,000
                    Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 9/1/2037 for $2,501,497,222 on 9/4/2007. The market value of the underlying securities at the end of the period was $2,554,172,727.
     15,000,000   3 Interest in $790,000,000 joint repurchase agreement 5.30%, dated 8/13/2007 under which Banc of        15,000,000
                    America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 7/20/2037 for $793,489,167 on 9/13/2007. The market value of the underlying securities at the end of the period was $814,650,813.
     11,000,000   3 Interest in $825,000,000 joint repurchase agreement 5.30%, dated 8/14/2007 under which Banc of        11,000,000
                    America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 8/1/2037 for $828,643,750 on 9/13/2007. The market value of the underlying securities at the end of the period was $850,362,928.
      3,000,000   3 Interest in $295,000,000 joint repurchase agreement 5.29%, dated 4/11/2007 under which Barclays        3,000,000
                    Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to
                    5/25/2037 for $310,778,894 on 4/10/2008. The market value of the underlying securities at the end of the period was $305,980,428.
     57,000,000     Interest in $1,000,000,000 joint repurchase agreement 5.15%, dated 8/31/2007 under which              57,000,000
                    Citigroup Global Markets, Inc. will repurchase U.S. Treasury securities with various maturities to 5/15/2017 for $1,000,572,222 on 9/4/2007. The market value of the underlying securities at the end of the period was $1,020,584,401.
     69,000,000     Interest in $5,100,000,000 joint repurchase agreement 5.40%, dated 8/31/2007 under which              69,000,000
                    Citigroup Global Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 5/25/2045 for $5,103,060,000 on 9/4/2007. The market value of the underlying securities at the end of the period was $5,286,193,527.
     13,000,000   3 Interest in $800,000,000 joint repurchase agreement 5.35%, dated 8/10/2007 under which Credit         13,000,000
                    Suisse First Boston Corp. will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 9/25/2037 for $803,685,556 on 9/13/2007. The market value of the underlying securities at the end of the period was $826,263,744.
     13,000,000   3 Interest in $800,000,000 joint repurchase agreement 5.35%, dated 8/13/2007 under which Credit         13,000,000
                    Suisse First Boston Corp. will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 8/25/2037 for $803,566,667 on 9/13/2007. The market value of the underlying securities at the end of the period was $826,162,001.
     68,000,000     Interest in $900,000,000 joint repurchase agreement 5.37%, dated 8/31/2007 under which HSBC           68,000,000
                    Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to
                    1/25/2048 for $900,537,000 on 9/4/2007. The market value of the underlying securities at the end of the period was $921,252,793.
     69,000,000     Interest in $1,900,000,000 joint repurchase agreement 5.38%, dated 8/31/2007 under which              69,000,000
                    Societe Generale, New York will repurchase U.S. Government Agency securities with various maturities to 5/20/2037 for $1,901,135,778 on 9/4/2007. The market value of the underlying securities at the end of the period was $1,958,169,851.
     32,000,000     Interest in $1,650,000,000 joint repurchase agreement 5.08%, dated 8/31/2007 under which UBS          32,000,000
                    Securities LLC will repurchase U.S. Government Agency securities with various maturities to
                    7/25/2037 for $1,650,931,333 on 9/4/2007. The market value of the underlying securities at the end of the period was $1,699,502,503.
      5,000,000   3 Interest in $285,000,000 joint repurchase agreement 5.29%, dated 11/8/2006 under which UBS             5,000,000
                    Securities LLC will repurchase U.S. Government Agency securities with various maturities to
                    2/25/2046 for $300,202,138 on 11/7/2007. The market value of the underlying securities at the end of the period was $294,586,619.
      2,000,000   3 Interest in $147,000,000 joint repurchase agreement 5.315%, dated 5/31/2007 under which UBS            2,000,000
                    Securities LLC will repurchase U.S. Government Agency securities with various maturities to
                    5/1/2036 for $154,856,456 on 5/27/2008. The market value of the underlying securities at the end of the period was $153,470,818.
    120,000,000     Interest in $200,000,000 joint repurchase agreement 5.38%, dated 8/31/2007 under which               120,000,000
                    Westdeutsche Landesbank Girozentrale, New York will repurchase U.S. Government Agency securities with various maturities to 8/1/2036 for $200,119,556 on 9/4/2007. The market value of the underlying securities at the end of the period was $205,780,427.
                       TOTAL REPURCHASE AGREEMENTS                                                                       554,285,000
                       TOTAL INVESTMENTS-101.3%                                                                          656,392,887
                       (AT AMORTIZED COST)4
                       OTHER ASSETS AND LIABILITIES - NET-(1.3)%                                                         (8,484,939)
                       TOTAL NET ASSETS-100%                                                                           $ 647,907,948

1    Discount rate at time of purchase.

2    Floating rate note with current rate and next reset date shown.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.






MUNICIPAL CASH SERIES
PORTFOLIO OF INVESTMENTS
August 31, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   SHORT-TERM MUNICIPALS--100.8%1,2
                   ALABAMA--2.7%
  $  2,490,000 3,4 Birmingham, AL, Airport Authority, ROCs (Series 7537), Weekly VRDNs (AMBAC INS)/                    $   2,490,000
                   (Citigroup, Inc. LIQ), 4.060%, 9/6/2007
     1,280,000     Birmingham, AL, IDA, Weekly VRDNs (Mrs. Strattons Salads, Inc.)/(Wachovia Bank N.A. LOC),               1,280,000
                   4.120%, 9/7/2007
     2,204,500     Birmingham, AL, IDA, IDRBs (Series 1999), Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A.        2,204,500
                   LOC), 4.100%, 9/6/2007
       380,000     Perry County, AL, IDB (Series 2001), Weekly VRDNs (Alabama Catfish Feedmill LLC)/                         380,000
                   (Regions Bank, Alabama LOC), 4.050%, 9/6/2007
     3,100,000     Piedmont, AL, IDB, Weekly VRDNs (Bostrom Seating, Inc.)/(Citibank NA, New York LOC), 4.220%,            3,100,000
                   9/6/2007
                      TOTAL                                                                                                9,454,500
                   ARIZONA--3.6%
     8,435,000 3,4 Phoenix, Maricopa County, Pima County, AZ, IDA, (PA-1509) Weekly VRDNs (GNMA COL)/                      8,435,000
                   (Merrill Lynch & Co., Inc. LIQ), 4.090%, 9/6/2007
     1,000,000 3,4 Pima County, AZ, IDA, RBC Floater Certificates (Series I-8), Weekly VRDNs (Christian Care of            1,000,000
                   Tuscon, Inc.)/(Royal Bank of Canada, Montreal LIQ)/(FNMA LOC), 4.020%, 9/6/2007
     3,115,000 3,4 Tucson, AZ, Water Revenue, P-Floats (Series EC-1088), VRDNs (FSA INS)/(Merrill Lynch & Co., Inc.        3,115,000
                   LIQ), 4.080%, 9/6/2007
                      TOTAL                                                                                               12,550,000
                   COLORADO--1.0%
     1,750,000     Adams County, CO, IDB (Series 1993), Weekly VRDNs (Bace Manufacturing, Inc.)/(WestLB AG LOC),           1,750,000
                   4.150%, 9/6/2007
     1,315,000     Colorado HFA (Series 2000A), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank,            1,315,000
                   N.A. LOC), 4.050%, 9/6/2007
       360,000     Colorado HFA (Series 2000B), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank,              360,000
                   N.A. LOC), 4.050%, 9/6/2007
                      TOTAL                                                                                                3,425,000
                   DISTRICT OF COLUMBIA--0.6%
     1,995,000 3,4 District of Columbia, HFA (Series 2005 BNY5), Weekly VRDNs (Trinity Plus Funding Co. LLC)               1,995,000
                   /(Bank of New York LIQ), 4.150%, 9/6/2007
                   FLORIDA--6.4%
     4,000,000 3,4 Citizens Property Insurance Corp. FL, P-Floats (Series EC-1010), Weekly VRDNs (MBIA Insurance           4,000,000
                   Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 4.080%, 9/6/2007
     1,560,000 3,4 Escambia County, FL, HFA (Series 2004 FR/RI-L12), Weekly VRDNs (GNMA COL)/(Lehman Brothers              1,560,000
                   Holdings, Inc. LIQ), 4.300%, 9/5/2007
     2,000,000 3,4 Florida Hurricane Catastrophe Fund Finance Corp., P-Floats (Series EC-1081), Weekly VRDNs (MBIA         2,000,000
                   Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 4.080%, 9/6/2007
     3,000,000     Greater Orlando, FL, Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD),          3,000,000
                   5.120%, 9/5/2007
     1,000,000     Jacksonville, FL, EDC, Special Facility Airport Revenue Bonds (Series 2005B), Weekly VRDNs              1,000,000
                   (Holland-Sheltair Aviation Funding LLC)/(Mellon Bank N.A. LOC), 4.050%, 9/6/2007
     5,455,000 3,4 Lee County, FL, Solid Waste System (Series 2006 FR/RI-P11), Weekly VRDNs (MBIA Insurance Corp.          5,455,000
                   INS)/(Lehman Brothers Holdings, Inc. LIQ), 4.250%, 9/5/2007
     3,000,000     Miami-Dade County, FL (Series A), 3.75% CP (Miami International Airport)/(BNP Paribas SA and            3,000,000
                   Dexia Credit Local LOCs), Mandatory Tender 12/14/2007
     2,500,000     St. Lucie County, FL, PCRBs (Series 2000), Daily VRDNs (Florida Power & Light Co.), 4.020%,             2,500,000
                   9/4/2007
                      TOTAL                                                                                               22,515,000
                   GEORGIA--2.1%
     2,000,000     Atlanta, GA, Urban Residential Finance Authority (Series 2006), Weekly VRDNs (Columbia at Sylvan        2,000,000
                   Hills Apartments)/(Wachovia Bank N.A. LOC), 4.120%, 9/6/2007
     5,470,000     Clayton County, GA, Housing Authority (Series 2004: Ashton Walk Apartments), Weekly VRDNs               5,470,000
                   (Ashton Forest Park LP)/(Regions Bank, Alabama LOC), 4.120%, 9/6/2007
                      TOTAL                                                                                                7,470,000
                   ILLINOIS--10.2%
     5,000,000 3,4 Aurora, Kane, DuPage, Will and Kendall Counties, IL, MERLOTS (Series 2007-C70), Weekly VRDNs            5,000,000
                   (GNMA COL)/(Bank of New York LIQ), 4.070%, 9/5/2007
     3,510,000 3,4 Aurora, Kane, DuPage, Will and Kendall Counties, IL, MERLOTS (Series 2007-E4), Weekly VRDNs             3,510,000
                   (GNMA COL)/(Bank of New York LIQ), 4.070%, 9/5/2007
     2,650,000 3,4 Aurora, Kane, DuPage, Will and Kendall Counties, IL, MERLOTS (Series 2007-E5), Weekly VRDNs             2,650,000
                   (GNMA COL)/(Bank of New York LIQ), 4.070%, 9/5/2007
     1,415,000     Chicago, IL (Series 2000), Weekly VRDNs (Andre's Imaging & Graphics, Inc.)/(LaSalle Bank, N.A.          1,415,000
                   LOC), 4.060%, 9/6/2007
     1,785,000     Chicago, IL (Series 2001), Weekly VRDNs (J.M.B. Moesle LLC)/(Harris, N.A. LOC), 4.170%, 9/6/2007        1,785,000
     1,925,000     Illinois Development Finance Authority, IDB, Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A.        1,925,000
                   LOC), 4.250%, 9/6/2007
     4,225,000     Illinois Development Finance Authority, IDB (Series 1997), Weekly VRDNs (Tempco Electric Heater         4,225,000
                   Corp.)/(JPMorgan Chase Bank, N.A. LOC), 4.270%, 9/6/2007
     1,000,000     Illinois Development Finance Authority, IDB (Series 2001), Weekly VRDNs (Apogee Enterprises,            1,000,000
                   Inc.)/(Bank of New York LOC), 4.050%, 9/6/2007
     2,630,000     Illinois Development Finance Authority, IDB, Adjustable Rate IDRB (Series 1996A), Weekly VRDNs          2,630,000
                   (Nimlok Co.)/(JPMorgan Chase Bank, N.A. LOC), 4.270%, 9/6/2007
     3,750,000     Illinois Development Finance Authority, MFH (Series 1999), Weekly VRDNs (Butterfield Creek              3,750,000
                   Associates LP)/(LaSalle Bank, N.A. LOC), 4.090%, 9/6/2007
     3,000,000     Illinois Development Finance Authority (Series 2002), Weekly VRDNs (Kasbergen Family Living             3,000,000
                   Trust)/(Bank of the West, San Francisco, CA LOC), 4.120%, 9/6/2007
     2,000,000     Illinois Finance Authority (Series 2007), Weekly VRDNs (Andre's Imaging & Graphics, Inc.)/              2,000,000
                   (U.S. Bank, N.A. LOC), 4.060%, 9/6/2007
     2,100,000     Illinois Finance Authority (Series 2007), Weekly VRDNs (Elgin Academy)/(Charter One Bank N.A.           2,100,000
                   LOC), 4.010%, 9/6/2007
       500,000     Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3),               500,000
                   Weekly VRDNs (FHLB of Chicago LIQ), 4.000%, 9/5/2007
       569,000     Peoria, IL (Series 1996), Weekly VRDNs (J.T. Fennell Co., Inc.)/(JPMorgan Chase Bank, N.A. LOC),          569,000
                   4.270%, 9/6/2007
                      TOTAL                                                                                               36,059,000
                   INDIANA--4.2%
       970,000     Carmel, IN (Series 1999), Weekly VRDNs (Telamon Corp.)/(LaSalle Bank, N.A. LOC), 4.100%,                  970,000
                   9/6/2007
     1,071,000     Crawfordsville, IN, EDA (Series 1995: Shady Knoll III Apartments), Weekly VRDNs (Pedcor                 1,071,000
                   Investments-1994-XXII LP)/(FHLB of Indianapolis LOC), 4.140%, 9/6/2007
     1,180,000     Huntington, IN (Series 1998), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC),           1,180,000
                   4.150%, 9/6/2007
       540,000     Indiana Development Finance Authority (Series 1996), Weekly VRDNs (Meridian Group LLC)/                   540,000
                   (JPMorgan Chase Bank, N.A. LOC), 4.420%, 9/6/2007
     1,500,000     Indiana Development Finance Authority, EDRB (Series 2002), Weekly VRDNs (Vreba-Hoff Dairy               1,500,000
                   Leasing LLC)/(U.S. Bank, N.A. LOC), 4.120%, 9/6/2007
     7,700,000 3,4 Indiana State Housing & Community Development Authority, MERLOTS (Series 2007 C52), Weekly VRDNs        7,700,000
                   (GNMA COL)/(Bank of New York LIQ), 4.070%, 9/5/2007
     1,760,000     Miami County, IN (Series 2001: Timberland RV Project), Weekly VRDNs (Timberlodge Real Estate            1,760,000
                   LLC)/(National City Bank LOC), 4.180%, 9/6/2007
                      TOTAL                                                                                               14,721,000
                   KANSAS--4.2%
     7,640,000 3,4 Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick &           7,640,000
                   Shawnee Counties, KS)/(GNMA COL)/(State Street Corp., LIQ), 4.040%, 9/6/2007
       945,000     Colwich, KS Industrial Development, IDRBs (Series 1999), Weekly VRDNs (EPCO Carbondioxide                 945,000
                   Products, Inc.)/(Regions Bank, Alabama LOC), 4.170%, 9/6/2007
     3,444,000 3,4 Sedgwick & Shawnee Counties, KS, Floater Certificates (Series 2006-1670), Weekly VRDNs (GNMA            3,444,000
                   COL)/(Morgan Stanley LIQ), 4.100%, 9/6/2007
     2,830,000     Wyandotte County, KS (Series 1999), Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A. LOC), 4.190%,             2,830,000
                   9/5/2007
                      TOTAL                                                                                               14,859,000
                   KENTUCKY--0.9%
     1,000,000     Henderson County, KY (Series 1996A), Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank,          1,000,000
                   Cincinnati LOC), 4.170%, 9/6/2007
       415,000     Jefferson County, KY (Series 2002A), Weekly VRDNs (ULH, Inc.-University of Louisville)/                   415,000
                   (Regions Bank, Alabama LOC), 3.970%, 9/6/2007
     1,179,000     Kenton County, KY (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky,               1,179,000
                   Inc.)/(National City Bank LOC), 4.130%, 9/6/2007
       500,000     Winchester, KY (Series 1990), Weekly VRDNs (Walle Corp.)/(UBS AG LOC), 4.030%, 9/6/2007                   500,000
                      TOTAL                                                                                                3,094,000
                   LOUISIANA--0.7%
     2,500,000     New Orleans, LA, IDB (Series 2000), Weekly VRDNs (Home Furnishings Store)/(JPMorgan Chase Bank,         2,500,000
                   N.A. LOC), 4.200%, 9/6/2007
                   MAINE--1.8%
     1,000,000     Maine State Housing Authority, Mortgage Purchase Bonds (2007 Series F), 3.85% TOBs Mandatory            1,000,000
                   Tender 9/22/2008
     2,540,000 3,4 Maine State Housing Authority, PUTTERs (Series 1414B), Weekly VRDNs (J.P. Morgan Chase & Co.            2,540,000
                   LIQ), 4.050%, 9/6/2007
     2,850,000     Paris, ME (Series 2001), Weekly VRDNs (Maine Machine Products Co.)/(Key Bank, N.A. LOC), 4.130%,        2,850,000
                   9/6/2007
                      TOTAL                                                                                                6,390,000
                   MARYLAND--1.4%
     3,500,000 3,4 Maryland Community Development Administration - Residential Revenue, MERLOTS (Series 2007-C54),         3,500,000
                   Weekly VRDNs (Bank of New York LIQ), 4.070%, 9/5/2007
     1,455,000     Maryland State Economic Development Corp. (Series 1998A-Catterton Printing Company Facility),           1,455,000
                   Weekly VRDNs (Sky II LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.140%, 9/4/2007
       115,000     Maryland State Economic Development Corp. (Series 1998B), Weekly VRDNs (Catterton Printing Co.            115,000
                   Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.140%, 9/4/2007
                      TOTAL                                                                                                5,070,000
                   MINNESOTA--1.7%
       660,000     Brooklyn Park, MN, EDA (Series 1999), Weekly VRDNs (Midwest Finishing, Inc.)/(Wells Fargo Bank,           660,000
                   N.A. LOC), 4.150%, 9/6/2007
     5,000,000     Minnesota State, HFA (Series 2006K), 3.62% BANs, 11/6/2007                                              5,000,000
       310,000     Plymouth, MN, Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 4.150%, 9/6/2007                  310,000
                      TOTAL                                                                                                5,970,000
                   MISSISSIPPI--1.8%
     3,000,000     Mississippi Home Corp. (Series 2006-1), Weekly VRDNs (Terrace Park Apartments)/                         3,000,000
                   (Wachovia Bank N.A. LOC), 4.120%, 9/6/2007
     3,500,000     Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4), Weekly VRDNs (Highland Park                  3,500,000
                   Apartments)/(Wachovia Bank N.A. LOC), 4.120%, 9/6/2007
                      TOTAL                                                                                                6,500,000
                   MULTI STATE--11.1%
     4,000,000 3,4 Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-40), Weekly VRDNs (GNMA            4,000,000
                   COL)/(State Street Corp., LIQ), 4.070%, 9/6/2007
     1,275,000     Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2006-5), Weekly VRDNs (GNMA             1,275,000
                   COL)/(Merrill Lynch & Co., Inc. LIQ), 4.150%, 9/6/2007
     2,202,000 3,4 Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2005-19), Weekly VRDNs (GNMA            2,202,000
                   COL)/(Merrill Lynch & Co., Inc. LIQ), 4.150%, 9/6/2007
       866,408 3,4 GS Pool Trust (Series 2006-56TP), Weekly VRDNs (Natixis Financial Products Inc. INS)/                     866,408
                   (Goldman Sachs Group, Inc. LIQ), 4.050%, 9/6/2007
    13,643,497 3,4 GS Pool Trust (Series 2006-19TP),Weekly VRDNs (Natixis Financial Products Inc. INS)/                   13,643,497
                   (Goldman Sachs Group, Inc. LIQ), 4.080%, 9/6/2007
     1,925,376 3,4 GS Pool Trust (Series 2006-35TP), Weekly VRDNs (Natixis Financial Products Inc. INS)/                   1,925,376
                   (Goldman Sachs Group, Inc. LIQ), 4.080%, 9/6/2007
     7,875,000 3,4 JPMorgan Chase & Co. I-PUTTERs Trust (Series 1761P), Weekly VRDNs (AMBAC, FGIC, FSA INS and             7,875,000
                   JPMorgan Chase Bank, N.A. LIQs), 4.210%, 9/6/2007
     5,275,000 3,4 Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001), VRDNs (AMBAC, FGIC, FSA,        5,275,000
                   MBIA Insurance Corp. INS and Merrill Lynch & Co., Inc. LIQs), 4.180%, 9/6/2007
     2,125,000 3,4 Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002), VRDNs (Merrill Lynch &          2,125,000
                   Co., Inc. LIQ), 4.180%, 9/6/2007
                      TOTAL                                                                                               39,187,281
                   NEBRASKA--0.4%
     1,300,000     York, NE Industrial Development, IDRBs (Series 1998), Weekly VRDNs (EPCO Carbondioxide Products,        1,300,000
                   Inc.)/(Regions Bank, Alabama LOC), 4.170%, 9/6/2007
                   NEVADA--0.6%
     2,260,000 3,4 Nevada Rural Housing Authority, MERLOTS (Series 2007-E6), Weekly VRDNs (GNMA COL)/(Bank of New          2,260,000
                   York LIQ), 4.070%, 9/5/2007
                   NEW HAMPSHIRE--1.1%
     4,000,000     New Hampshire Business Finance Authority, PCRBs (1990 Series A), 3.77% CP (New England Power            4,000,000
                   Co.), Mandatory Tender 10/11/2007
                   NORTH DAKOTA--1.4%
       200,000     Fargo, ND (Series 1997), Weekly VRDNs (Owen Industries, Inc.)/(Wells Fargo Bank, N.A. LOC),               200,000
                   4.090%, 9/6/2007
     2,775,000     Grand Forks, ND (Series 1999), Weekly VRDNs (LM Glasfiber North Dakota, Inc.)/(Wells Fargo Bank,        2,775,000
                   N.A. LOC), 4.050%, 9/6/2007
     2,000,000 3,4 Grand Forks, ND, MT-482 Weekly VRDNs (Altru Health System Obligated Group)/(Merrill Lynch & Co.,        2,000,000
                   Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.150%, 9/6/2007
                      TOTAL                                                                                                4,975,000
                   OHIO--8.0%
     1,900,000     Athens, OH, 4.25% BANs, 7/10/2008                                                                       1,907,036
     2,179,000     Clinton Massie, OH, Local School District, 4.00% BANs, 11/21/2007                                       2,180,726
     2,823,000     Lakewood, OH, 4.00% BANs, 4/10/2008                                                                     2,828,881
     1,100,000     Licking County, OH, Career & Technology Educational Centers, 4.50% BANs, 9/12/2007                      1,100,262
     2,000,000     Massillon, OH, 4.50% BANs, 7/30/2008                                                                    2,012,645
     3,650,000     Mayfield, OH, 4.25% BANs, 9/11/2007                                                                     3,650,530
     2,057,000     Morrow County, OH, 4.50% BANs, 7/11/2008                                                                2,068,892
     6,500,000     Mount Healthy, OH, City School District, 4.25% BANs, 4/3/2008                                           6,519,504
     2,694,100     Painesville, OH, 4.25% BANs, 3/19/2008                                                                  2,702,322
     1,000,000     Perrysburg, OH, UT, GO, 4.25% BANs, 11/8/2007                                                           1,001,113
       555,000     Portage County, OH, IDA, Adjustable Rate IDRBs (Series 1996), Weekly VRDNs (Barnette                      555,000
                   Project)/(National City Bank LOC), 4.130%, 9/6/2007
     1,985,000     Summit County, OH, IDA (Series 1998), Weekly VRDNs (Waldonia Investment)/(Key Bank, N.A. LOC),          1,985,000
                   4.130%, 9/5/2007
                      TOTAL                                                                                               28,511,911
                   OKLAHOMA--1.6%
     2,000,000     Broken Arrow, OK, EDA, Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC),             2,000,000
                   4.270%, 9/6/2007
     1,000,000     Oklahoma Development Finance Authority (Series 2002), Weekly VRDNs (ConocoPhillips                      1,000,000
                   Co.)/(ConocoPhillips GTD), 4.050%, 9/5/2007
     2,500,000     Oklahoma Development Finance Authority (Series 2002B), Weekly VRDNs (ConocoPhillips), 4.050%,           2,500,000
                   9/5/2007
                      TOTAL                                                                                                5,500,000
                   OREGON--0.6%
     1,000,000     Oregon State (Series 194), Weekly VRDNs (Tillamook County Creamery Association)/(BNP Paribas SA         1,000,000
                   LOC), 4.120%, 9/6/2007
     1,000,000     Oregon State (Series 195), Weekly VRDNs (Columbia River Processing, Inc.)/(BNP Paribas SA LOC),         1,000,000
                   4.120%, 9/6/2007
                      TOTAL                                                                                                2,000,000
                   PENNSYLVANIA--1.9%
       895,000     McKean County, PA, IDA (Series 1997), Weekly VRDNs (Keystone Powdered Metal Co.)/                         895,000
                   (PNC Bank, N.A. LOC), 4.250%, 9/6/2007
     2,000,000     Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B), Weekly VRDNs            2,000,000
                   (Sunoco, Inc.), 4.130%, 9/5/2007
     3,700,000     Philadelphia, PA, Authority for Industrial Development, Weekly VRDNs (30th Street Ltd. LP)/(MBIA        3,700,000
                   Insurance Corp. INS)/(Royal Bank of Scotland PLC, Edinburgh LIQ), 3.750%, 9/5/2007
                      TOTAL                                                                                                6,595,000
                   SOUTH CAROLINA--1.4%
     3,000,000     South Carolina Jobs-EDA (Series 2004), Weekly VRDNs (Republic Services, Inc.), 4.370%, 9/5/2007         3,000,000
     1,000,000     South Carolina State Housing Finance & Development Authority (Series 2006), Weekly VRDNs (Rocky         1,000,000
                   Creek Apartments)/(Wachovia Bank N.A. LOC), 4.050%, 9/6/2007
     1,000,000     South Carolina State Housing Finance & Development Authority (Series 2007B), 3.87% BANs,                1,000,000
                   9/2/2008
                      TOTAL                                                                                                5,000,000
                   SOUTH DAKOTA--3.7%
    13,000,000 3,4 Clipper Tax-Exempt Certificates Trust (South Dakota-AMT)/(Series 2005-9), Weekly VRDNs (South          13,000,000
                   Dakota Housing Development Authority)/(State Street Corp., LIQ), 4.040%, 9/6/2007
                   TENNESSEE--1.2%
     1,100,000     Franklin County, TN, IDB (Series 1997), Weekly VRDNs (Hi-Tech)/(Regions Bank, Alabama LOC),             1,100,000
                   3.960%, 9/5/2007
       145,000     Hamilton County, TN, IDB, Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 4.270%,           145,000
                   9/6/2007
     3,100,000     Union City, TN, IDB (Series 1995), Weekly VRDNs (Kohler Co.)/(Wachovia Bank N.A. LOC), 4.120%,          3,100,000
                   9/6/2007
                      TOTAL                                                                                                4,345,000
                   TEXAS--7.0%
     9,685,000 3,4 Bexar County, TX, Housing Finance Corp., PT-2596 Weekly VRDNs (Rosemont Apartments)/(Merrill            9,685,000
                   Lynch & Co., Inc. LIQ)/(WestLB AG (GTD) LOC), 4.150%, 9/6/2007
     1,485,000     East Texas Housing Finance Corp. (Series 2002), Weekly VRDNs (The Park at Shiloh                        1,485,000
                   Apartments)/(Wachovia Bank N.A. LOC), 4.120%, 9/6/2007
     5,640,000     Houston, TX Higher Education Finance Corp. (Series 2003A), Tierwester Oaks and Richfield Manor          5,640,000
                   Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 3.800%, 9/4/2007
     1,500,000 3,4 Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014), Weekly VRDNs (Dexia             1,500,000
                   Credit Local LIQ), 4.100%, 9/6/2007
     1,530,000 3,4 Texas State Department of Housing & Community Affairs, (PT-1347) Weekly VRDNs (Bluffview Senior         1,530,000
                   Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.150%, 9/6/2007
     2,095,000 3,4 Texas State Department of Housing & Community Affairs, MERLOTS (Series 2001-A109), Weekly VRDNs         2,095,000
                   (GNMA COL)/(Wachovia Bank N.A. LIQ), 4.070%, 9/5/2007
     2,600,000     Texas State (Series 2007), 4.50% TRANs, 8/28/2008                                                       2,619,416
                      TOTAL                                                                                               24,554,416
                   VERMONT--1.1%
     3,825,000     Vermont Educational and Health Buildings Financing Agency (Series 2004B), Weekly VRDNs (Landmark        3,825,000
                   College, Inc.)/(Radian Asset Assurance INS)/(TD Banknorth N.A. LIQ), 5.060%, 9/6/2007
                   VIRGINIA--6.8%
     5,000,000     Metropolitan Washington, DC Airports Authority (Series 2005A), 3.80% CP (JPMorgan Chase Bank,           5,000,000
                   N.A. LOC), Mandatory Tender 9/28/2007
     5,000,000     Metropolitan Washington, DC Airports Authority (Series 2005B), 3.70% CP (Bank of America N.A.           5,000,000
                   LOC), Mandatory Tender 4/3/2008
     7,000,000     Metropolitan Washington, DC Airports Authority (Sub Series A), 3.77% CP (Landesbank Baden-              7,000,000
                   Wuerttemberg (GTD) and WestLB AG (GTD) LOCs), Mandatory Tender 9/24/2007
     6,945,000 3,4 Virginia State, P-Floats (Series EC-1065), VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.060%,               6,945,000
                   9/6/2007
                      TOTAL                                                                                               23,945,000
                   WASHINGTON--2.5%
     3,500,000 3,4 Port of Seattle, WA, PUTTERs (Series 2020), Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A.         3,500,000
                   LIQ), 4.050%, 9/6/2007
       645,000     Washington State EDFA (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of              645,000
                   America N.A. LOC), 4.050%, 9/5/2007
     2,575,000     Washington State Housing Finance Commission (Series 1996A: Pacific Inn Apartments), Weekly VRDNs        2,575,000
                   (225-112th NE LP)/(U.S. Bank, N.A. LOC), 4.140%, 9/6/2007
     2,250,000     Washington State Housing Finance Commission (Series 1998A: Oxford Square Apartments), Weekly            2,250,000
                   VRDNs (Oxford Housing LP)/(U.S. Bank, N.A. LOC), 4.140%, 9/6/2007
                      TOTAL                                                                                                8,970,000
                   WISCONSIN--7.1%
     2,000,000     Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton                     2,000,000
                   Papers)/(Bank of America N.A. LOC), 4.140%, 9/6/2007
     3,380,000     Lawrence, WI, Weekly VRDNs (TPF Futures/Robinson Metals, Inc.)/(Marshall & Ilsley Bank,                 3,380,000
                   Milwaukee LOC), 4.120%, 9/6/2007
       335,000     Marshfield, WI (Series 1993), Weekly VRDNs (Building Systems, Inc.)/(JPMorgan Chase Bank, N.A.            335,000
                   LOC), 4.420%, 9/6/2007
     2,275,000     Mukwonago, WI (Series 1999), Weekly VRDNs (Empire Level)/(Marshall & Ilsley Bank, Milwaukee             2,275,000
                   LOC), 4.120%, 9/6/2007
     2,100,000     Rock County, WI, 4.25% TANs, 7/10/2008                                                                  2,107,776
     8,000,000     Verona, WI, IDA, Weekly VRDNs (Coating Place, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC),            8,000,000
                   4.120%, 9/6/2007
     7,000,000 3,4 West Allis, WI (Series 2007 FR/RI-F7), Weekly VRDNs (Wisconsin State Fair Park Exposition               7,000,000
                   Center, Inc)/(Lehman Brothers Holdings, Inc. SWP), 4.200%, 9/5/2007
                      TOTAL                                                                                               25,097,776
                      TOTAL INVESTMENTS --- 100.8%                                                                       355,638,884
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES --- NET --- (0.8)%                                                    (2,920,623)
                      TOTAL NET ASSETS --- 100%                                                                        $ 352,718,261

Securities that are subject to the federal alternative minimum tax (AMT) represent 77.5% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At August 31, 2007, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                     SECOND TIER
     93.8%                                          6.2%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2007, these restricted securities amounted to $154,736,281, which represented 43.9% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At August 31, 2007, these liquid restricted securities amounted to $154,736,281, which represented 43.9% of total net assets.

  5 Also represents cost for federal tax purposes.


    Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.


         INVESTMENT VALUATION

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Invesment Company Act of 1940, as amended.


    The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 CP      --Commercial Paper
 EDA     --Economic Development Authority
 EDC     --Economic Development Commission
 EDFA    --Economic Development Financing Authority
 EDRB    --Economic Development Revenue Bonds
 FGIC    --Financial Guaranty Insurance Company
 FHLB    --Federal Home Loan Bank
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GNMA    --Government National Mortgage Association
 GO      --General Obligation
 GTD     --Guaranteed
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 IDRB(s) --Industrial Development Revenue Bond(s)
 INS     --Insured
 LIQ(s)  --Liquidity Agreement
 LOC(s)  --Letter(s) of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 MFH     --Multi-Family Housing
 PCRBs   --Pollution Control Revenue Bonds
 PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 SWP     --Swap Agreement
 TANs    --Tax Anticipation Notes
 TOBs    --Tender Option Bonds
 TRANs   --Tax and Revenue Anticipation Notes
 UT      --Unlimited Tax
 VRDNs   --Variable Rate Demand Notes




PRIME CASH SERIES
PORTFOLIO OF INVESTMENTS
August 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                    ASSET-BACKED SECURITIES--4.0%
                    FINANCE - AUTOMOTIVE--0.2%
  $   1,184,434   1 CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007                                    $     1,184,434
      8,044,273   1 CAL Securitization Trust 2007-1, Class A1, 5.424%, 7/15/2008                                           8,044,273
                        TOTAL                                                                                              9,228,707
                    FINANCE - EQUIPMENT--0.0%
        226,417     GE Equipment Midticket LLC, Series 2006-1, Class A1, 5.301%, 12/15/2007                                  226,417
                    FINANCE - RETAIL--3.8%
     40,000,000 1,2 Arkle Master Issuer PLC 2006-1, Class 1A, 5.549%, 11/19/2007                                          40,000,000
     40,000,000 1,2 Arkle Master Issuer PLC 2007-1, Class 1A, 5.549%, 5/17/2008                                           40,000,000
     31,500,000 1,2 Holmes Master Issuer PLC 2006-1, Class 1A, 5.591%, 10/15/2007                                         31,500,000
     37,900,000     Holmes Master Issuer PLC 2007-1, Class 1A1, 5.591%, 3/15/2008                                         37,900,000
      6,000,000     Permanent Master Issuer PLC 2007-1, Class A, 5.591%, 1/15/2008                                         6,000,000
     35,023,918 1,2 WST Trust, Series 2007-1G, Class A1, 5.470%, 5/21/2008                                                35,023,918
                        TOTAL                                                                                            190,423,918
                        TOTAL ASSET-BACKED SECURITIES                                                                    199,879,042
                    CERTIFICATES OF DEPOSIT--4.5%
                    BANKING--4.5%
     55,000,000     Barclays Bank PLC, 5.312% - 5.380%, 1/25/2008 - 5/22/2008                                             55,000,000
     90,000,000     Credit Suisse, Zurich, 5.290% - 5.405%, 1/14/2008 - 6/9/2008                                          89,999,397
     25,000,000     HBOS Treasury Services PLC, 5.310%, 5/22/2008                                                         25,000,000
     55,000,000     Societe Generale, Paris, 5.190% - 5.420%, 10/9/2007 - 7/10/2008                                       54,995,053
                        TOTAL CERTIFICATES OF DEPOSIT                                                                    224,994,450
                    COLLATERALIZED LOAN AGREEMENTS--31.8%
                    BANKING--14.1%
     78,000,000     BNP Paribas Securities Corp., 5.525%, 9/4/2007                                                        78,000,000
    100,000,000     Credit Suisse First Boston LLC, 5.370%, 9/7/2007                                                     100,000,000
    175,000,000     Deutsche Bank Securities, Inc., 5.360% - 5.370%, 9/5/2007 - 9/7/2007                                 175,000,000
    100,000,000     Fortis Bank SA/NV, 5.475%, 9/4/2007                                                                  100,000,000
     75,000,000     Greenwich Capital Markets, Inc., 5.525%, 9/4/2007                                                     75,000,000
     50,000,000     HSBC Securities (USA), Inc., 5.525%, 9/4/2007                                                         50,000,000
     25,000,000     J.P. Morgan Securities, Inc., 5.505%, 9/4/2007                                                        25,000,000
     97,711,000     UBS Securities LLC, 5.525%, 9/4/2007                                                                  97,711,000
                        TOTAL                                                                                            700,711,000
                    BROKERAGE--17.7%
    115,000,000     Bear Stearns & Co., Inc., 5.525%, 9/4/2007                                                           115,000,000
    250,000,000     Citigroup Global Markets, Inc., 5.500%, 9/17/2007                                                    250,000,000
     95,000,000     Goldman Sachs & Co., 5.425% - 5.505%, 9/4/2007 - 10/10/2007                                           95,000,000
    240,000,000     Lehman Brothers, Inc., 5.525% - 6.125%, 10/26/2007 - 11/2/2007                                       240,000,000
    100,000,000     Merrill Lynch, Pierce, Fenner and Smith, 5.340% - 5.475%, 9/4/2007 - 9/25/2007                       100,000,000
     75,000,000     Morgan Stanley & Co., Inc., 5.581%, 9/4/2007                                                          75,000,000
                        TOTAL                                                                                            875,000,000
                        TOTAL COLLATERALIZED LOAN AGREEMENTS                                                           1,575,711,000
                    COMMERCIAL PAPER --14.8%3
                    AEROSPACE / AUTO--0.7%
     32,750,000 1,2 Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 5.320% - 5.780%,           32,686,063
                    9/5/2007 - 9/19/2007
                    BANKING--2.1%
     25,000,000     DePfa Bank PLC, 5.272%, 2/14/2008                                                                     24,392,198
     40,000,000 1,2 Fountain Square Commercial Funding Corp., 5.50%, 9/17/2007                                            39,901,333
     25,000,000 1,2 Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.950%, 11/20/2007                             24,669,444
     16,000,000 1,2 Picaros Funding LLC, (GTD by KBC Bank N.V.), 5.125%, 10/5/2007                                        15,922,556
                        TOTAL                                                                                            104,885,531
                    CONSUMER PRODUCTS--0.5%
     16,791,000     Clorox Co., 5.350% - 5.820%, 9/5/2007 - 9/14/2007                                                     16,762,178
      9,000,000 1,2 Fortune Brands, Inc., 5.360%, 10/5/2007                                                                8,954,440
                        TOTAL                                                                                             25,716,618
                    FINANCE - AUTOMOTIVE--3.8%
    135,000,000     FCAR Auto Loan Trust, A1+/P1 Series, 5.200% - 5.500%, 10/23/2007 - 2/20/2008                         133,337,675
     55,000,000     FCAR Auto Loan Trust, A1/P1 Series, 5.210% - 5.510%, 9/24/2007 - 2/25/2008                            54,460,493
                        TOTAL                                                                                            187,798,168
                    FINANCE - COMMERCIAL--1.2%
     10,000,000     CIT Group, Inc., 5.210%, 10/26/2007                                                                    9,920,403
     50,000,000 1,2 Versailles CDS LLC, 5.350% - 5.500%, 9/27/2007 - 11/7/2007                                            49,650,868
                        TOTAL                                                                                             59,571,271
                    FINANCE - RETAIL--2.7%
     20,000,000 1,2 Compass Securitization LLC, 5.700%, 9/12/2007                                                         19,965,167
     50,000,000     Countrywide Financial Corp., 5.280%, 10/11/2007                                                       49,706,667
     65,000,000 1,2 Paradigm Funding LLC, 5.320% - 5.360%, 9/10/2007 - 9/25/2007                                          64,823,817
                        TOTAL                                                                                            134,495,651
                    FINANCE - SECURITIES--1.4%
     20,000,000 1,2 Beta Finance, Inc., 5.280%, 11/5/2007                                                                 19,809,333
     25,000,000 1,2 Grampian Funding LLC, 5.370%, 11/14/2007                                                              24,724,042
     25,000,000 1,2 Three Rivers Funding Corp., 5.265%, 10/25/2007                                                        24,802,563
                        TOTAL                                                                                             69,335,938
                    FOOD & BEVERAGE-0.9%
      9,250,000 1,2 General Mills, Inc., 5.870%, 9/5/2007                                                                  9,243,967
     37,500,000 1,2 H.J. Heinz Finance Co., (H.J. Heinz Co. GTD), 5.850% - 6.250%, 9/5/2007 - 9/10/2007                   37,462,731
                        TOTAL                                                                                             46,706,698
                    HOMEBUILDING--0.3%
     13,316,000     Centex Corp., 5.410%, 9/26/2007 - 9/28/2007                                                           13,263,248
                    PHARMACEUTICALS AND HEALTH CARE--1.0%
     50,000,000 1,2 AstraZeneca PLC, 5.270%, 9/10/2007 - 9/18/2007                                                        49,904,846
                    RETAIL--0.2%
      7,750,000 1,2 Safeway Inc., 5.580% - 5.600%, 9/5/2007                                                                7,745,187
                        TOTAL COMMERCIAL PAPER                                                                           732,109,219
                    CORPORATE BONDS--0.8%
                    FINANCE - RETAIL--0.5%
     22,000,000 1,2 SLM Corp., 5.619%, 4/14/2008                                                                          22,000,000
                    RETAIL--0.3%
     15,000,000     Wal-Mart Stores, Inc., 5.933%, 6/1/2008                                                               15,064,805
                        TOTAL CORPORATE BONDS                                                                             37,064,805
                    CORPORATE NOTES--5.6%
                    BANKING--2.3%
     39,000,000     Barclays Bank PLC, 5.350%, 4/23/2008 - 5/30/2008                                                      39,000,000
     22,000,000     Credit Suisse, Zurich, 5.420%, 12/4/2007                                                              22,000,000
     12,000,000     Deutsche Bank AG, 5.350%, 4/14/2008                                                                   12,000,000
     18,000,000     Societe Generale, Paris, 5.360%, 4/2/2008                                                             18,000,000
     23,500,000     Toronto Dominion Bank, 5.420%, 12/12/2007                                                             23,500,000
                        TOTAL                                                                                            114,500,000
                    BROKERAGE--0.8%
     40,000,000     Goldman Sachs Group, Inc., 5.495%, 1/16/2008                                                          40,000,000
                    FINANCE - SECURITIES--2.5%
     15,000,000 1,2 K2 (USA) LLC, (GTD by K2 Corp.), 5.350%, 5/21/2008                                                    15,000,000
    110,000,000 1,2 Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.315% - 5.415%, 10/12/2007 - 8/5/2008            109,999,775
                        TOTAL                                                                                            124,999,775
                        TOTAL CORPORATE NOTES                                                                            279,499,775
                    LOAN PARTICIPATION--0.5%
                    CHEMICALS--0.5%
     25,000,000     DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 5.650%, 9/26/2007            25,000,000
                    NOTES - VARIABLE--32.8%4
                    BANKING--16.0%
      4,830,000     35 N. Fourth Street Ltd., Series 2000, (Huntington National Bank, Columbus, OH LOC), 5.665%,           4,830,000
                    9/6/2007
      2,260,000     6380 Brackbill Associates LP, Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY             2,260,000
                    LOC), 5.670%, 9/7/2007
      4,325,000     Alabama Incentives Financing Authority, Series 1999-C, (Wachovia Bank N.A. LOC), 5.570%,               4,325,000
                    9/6/2007
      3,749,000     American Health Care Centers, Inc., Series 1998, (FirstMerit Bank, N.A. LOC), 5.710%,                  3,749,000
                    9/6/2007
      3,400,000     American Manufacturing Co., Inc., (Wachovia Bank N.A. LOC), 5.880%, 9/6/2007                           3,400,000
     80,000,000 1,2 Australia & New Zealand Banking Group, Melbourne, 5.330%, 9/5/2007                                    80,000,000
     68,000,000 1,2 BNP Paribas SA, 5.495%, 9/26/2007                                                                     68,000,000
     25,000,000 1,2 Bank of Ireland, 5.356%, 11/15/2007                                                                   25,000,000
      5,715,000     Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.850%, 9/7/2007                                           5,715,000
        600,000     Boozer Lumber Co., (Regions Bank, Alabama LOC), 5.600%, 9/7/2007                                         600,000
      7,565,000     Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 5.665%, 9/6/2007                 7,565,000
      1,346,000     Capital One Funding Corp., Series 1995-D, (JPMorgan Chase Bank, N.A. LOC), 5.600%, 9/6/2007            1,346,000
        290,000     Carpenter, Thomas E., Series 1998, (Huntington National Bank, Columbus, OH LOC), 5.520%,                 290,000
                    9/6/2007
      4,520,000     Central Penn, Inc., (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.670%, 9/7/2007             4,520,000
      4,665,000     Columbus, GA Development Authority, Woodmont Properties, LLC, Series 2000, (Columbus Bank and          4,665,000
                    Trust Co., GA LOC), 5.710%, 9/6/2007
      2,210,000     Crane Plastics Siding LLC, Series 2000, (JPMorgan Chase Bank, N.A. LOC), 5.650%, 9/6/2007              2,210,000
     21,000,000 1,2 Credit Agricole S.A., 5.330%, 9/24/2007                                                               21,000,000
        755,000     Damascus Co. Ltd., Series 1998, (Huntington National Bank, Columbus, OH LOC), 5.520%,                    755,000
                    9/6/2007
     10,000,000 1,2 DePfa Bank PLC, 5.400%, 9/17/2007                                                                     10,000,000
      1,650,000     Dewberry III LP, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.550%, 9/5/2007                1,650,000
      2,240,000     Engle Printing & Publishing, Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY              2,240,000
                    LOC), 5.670%, 9/7/2007
      5,795,000     Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC),              5,795,000
                    5.670%, 9/7/2007
      5,900,000     Gervais Street Associates, Series 1998, (Wachovia Bank N.A. LOC), 5.720%, 9/5/2007                     5,900,000
      1,825,000     Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.670%, 9/7/2007             1,825,000
      2,595,000     Great Southern Wood, Inc., (Wachovia Bank N.A. LOC), 5.920%, 9/7/2007                                  2,595,000
      5,915,000     Grob Systems, Inc., Series 1998 & 1999, (Fifth Third Bank, Cincinnati LOC), 5.640%, 9/6/2007           5,915,000
     69,000,000 1,2 HBOS Treasury Services PLC, 5.320% - 5.580%, 9/10/2007 - 11/20/2007                                   69,000,000
     55,000,000     HBOS Treasury Services PLC, 5.390% - 5.430%, 9/4/2007 - 9/24/2007                                     55,000,000
        950,000     Hanna Steel Corp., (Wachovia Bank N.A. LOC), 5.970%, 9/7/2007                                            950,000
      4,205,000     Hodges Bonded Warehouse, Inc., Teague Warehouse Project, (Columbus Bank and Trust Co., GA              4,205,000
                    LOC), 5.600%, 9/6/2007
      2,580,000     Iowa 80 Group, Inc., Series 2001, (Wells Fargo Bank, N.A. LOC), 5.460%, 9/1/2007                       2,580,000
      7,345,000     Jackson-Rime Development Co. I, Series 2002, (First Commercial Bank, Birmingham, AL LOC),              7,345,000
                    5.570%, 9/6/2007
     50,000,000   1 MONET Trust, Series 2000-1 Class A-2A, (Dresdner Bank AG, Frankfurt SWP), 5.430%, 9/28/2007           50,000,000
      3,930,000     Maryland State Economic Development Corp., Human Genome Sciences, Series 1999A,                        3,930,000
                    (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.600%, 9/4/2007
     50,000,000     Maryland State Economic Development Corp., Series 2001A, Human Genome Sciences,                       50,000,000
                    (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.600%, 9/4/2007
      3,955,000     Memphis, TN Center City Revenue Finance Corp., South Bluffs Project, Series1998-A, (National           3,955,000
                    Bank of Commerce, Memphis, TN LOC), 5.630%, 9/6/2007
      5,000,000 1,2 National Australia Bank Ltd., Melbourne, 5.320%, 9/7/2007                                              5,000,000
     50,000,000     National City Bank, 5.530% - 5.595%, 9/4/2007 - 11/13/2007                                            50,000,000
      6,865,000     Oxmoor Partners LLC, (First Commercial Bank, Birmingham, AL LOC), 5.715%, 9/6/2007                     6,865,000
        540,000     PV Communications, Inc., Series 1998, (Huntington National Bank, Columbus, OH LOC), 5.715%,              540,000
                    9/6/2007
      7,975,000     Remington Leasing LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.715%, 9/7/2007          7,975,000
     25,000,000 1,2 Royal Bank of Canada, Montreal, 5.310%, 9/4/2007                                                      25,000,000
        320,000     Sandridge Food Corp., (National City Bank LOC), 5.710%, 9/6/2007                                         320,000
     15,000,000     Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 5.665%, 9/6/2007                               15,000,000
     30,000,000 1,2 Societe Generale, Paris, 5.310%, 9/4/2007                                                             30,000,000
      7,835,000     Standing Boy Properties LLC, (Columbus Bank and Trust Co., GA LOC), 5.665%, 9/6/2007                   7,835,000
      1,800,000     Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 5.630%, 9/6/2007                               1,800,000
      4,215,000     Sun Valley, Inc., (Wachovia Bank N.A. LOC), 5.800%, 9/7/2007                                           4,215,000
      2,735,000     Sussex County, DE, Rehoboth Mall Project, (Manufacturers & Traders Trust Co., Buffalo, NY              2,735,000
                    LOC), 5.670%, 9/7/2007
      1,545,000     Swiger Coil Systems, Inc., Series 2000, (Huntington National Bank, Columbus, OH LOC), 5.715%,          1,545,000
                    9/6/2007
        585,000     TDB Realty Ltd., (Huntington National Bank, Columbus, OH LOC), 5.615%, 9/6/2007                          585,000
      2,925,000     Thetford Threesome LLC, (Columbus Bank and Trust Co., GA LOC), 5.690%, 9/6/2007                        2,925,000
     20,000,000 1,2 Union Hamilton Special Purpose Funding LLC, Series 2007-1, Tranche #1, (GTD by Wachovia               20,000,000
                    Corp.), 5.360%, 9/21/2007
     38,000,000     Wells Fargo & Co., 5.380%, 9/4/2007                                                                   38,000,000
     48,000,000 1,2 Westpac Banking Corp. Ltd., Sydney, 5.579%, 9/17/2007                                                 48,000,000
      1,210,000     Wexner Heritage House, Series 2000, (Huntington National Bank, Columbus, OH LOC), 5.665%,              1,210,000
                    9/6/2007
        790,000     White Brothers Properties, Series 1996, (Huntington National Bank, Columbus, OH LOC), 5.665%,            790,000
                    9/6/2007
                        TOTAL                                                                                            793,455,000
                    BROKERAGE--5.1%
     50,000,000 1,2 Goldman Sachs Group, Inc., 5.681%, 9/17/2007                                                          50,000,664
     35,000,000     Merrill Lynch & Co., Inc., 5.410%, 9/4/2007                                                           35,000,000
    166,000,000     Morgan Stanley, 5.200% - 5.590%, 9/4/2007 - 9/27/2007                                                166,000,000
                        TOTAL                                                                                            251,000,664
                    FINANCE - COMMERCIAL--0.7%
     34,000,000 1,2 General Electric Capital Corp., 5.694%, 9/17/2007                                                     34,000,000
      3,000,000     South Carolina Jobs-EDA, Roller Bearing Co., Series 1994 B, (Heller Financial, Inc. LOC),              3,000,000
                    5.540%, 9/6/2007
                        TOTAL                                                                                             37,000,000
                    FINANCE - RETAIL--3.0%
     31,000,000     AFS Insurance Premium Receivables Trust, Series 1994-A, 6.167%, 9/17/2007                             31,000,000
     25,000,000 1,2 Compass Securitization LLC, 5.305%, 9/8/2007                                                          24,999,844
     23,000,000     Countrywide Financial Corp., 5.440%, 11/6/2007                                                        23,000,697
     70,000,000 1,2 Paradigm Funding LLC, 5.470%, 9/21/2007 - 9/24/2007                                                   69,995,621
                        TOTAL                                                                                            148,996,162
                    FINANCE - SECURITIES--6.4%
     15,000,000 1,2 Asscher Finance Corp., 5.320%, 9/3/2007                                                               14,994,508
     45,000,000 1,2 Asscher Finance Corp., 5.340% - 5.538%, 11/15/2007                                                    44,982,452
    167,000,000 1,2 K2 (USA) LLC, (GTD by K2 Corp.), 5.315% - 5.581%, 9/3/2007 - 11/19/2007                              166,977,685
     91,000,000 1,2 Sigma Finance, Inc., (GTD by Sigma Finance, Inc.), 5.315% - 5.645%,  9/3/2007 - 9/4/2007              90,997,336
                        TOTAL                                                                                            317,951,981
                    GOVERNMENT AGENCY--0.0%
        810,000     Clayton County, GA Housing Authority, Summerwinds Project, Series 2000 B, (FNMA LOC), 5.690%,            810,000
                    9/6/2007
                    INSURANCE--1.6%
     15,000,000     Genworth Life Insurance Co., 5.450%, 11/9/2007                                                        15,000,000
      9,000,000     Hartford Life Global Funding Trust, 5.631%, 9/17/2007                                                  9,000,000
      9,000,000 1,2 MBIA Global Funding LLC, 5.470%, 9/21/2007                                                             8,999,951
     35,000,000     Monumental Life Insurance Co., 5.646%, 11/29/2007                                                     35,000,000
     10,000,000 1,2 Pacific Life Global Funding, 5.340%, 11/9/2007                                                        10,000,000
                        TOTAL                                                                                             77,999,951
                        TOTAL NOTES - VARIABLE                                                                         1,627,213,758
                    REPURCHASE AGREEMENT--4.9%
    244,319,000     Interest in $4,600,000,000 joint repurchase agreement 5.350%, dated 8/31/2007 under which            244,319,000
                    Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 8/1/2047 for $4,602,734,444 on 9/4/2007. The market value of the underlying securities at the end of the period was $4,694,789,134.
                        TOTAL INVESTMENTS - 99.7%                                                                      4,945,791,049
                        (AT AMORTIZED COST)5
                        OTHER ASSETS AND LIABILITIES - NET- 0.3%                                                          15,650,698
                        TOTAL NET ASSETS - 100%                                                                      $ 4,961,441,747

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2007, these restricted securities amounted to $1,699,966,818, which represented 34.3% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At August 31, 2007, these liquid restricted securities amounted to $1,640,738,111, which represented 33.1% of total net assets.

3    Discount rate at time of purchase.

4    Floating rate note with current rate and next reset date shown.

5    Also represents cost for federal tax purposes.



Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

RESTRICTED SECURITIES

         Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors held at August 31, 2007, is as follows:
 SECURITY                                                       ACQUISITION DATE           ACQUISITION COST
 CAL Securitization Trust 2006-1, Class A1, 5.400%,             12/14/2006                 $1,184,434
 12/17/2007
 CAL Securitization Trust 2007-1, Class A1, 5.424%,             6/19/2007                  $8,044,274
 7/15/2008
 MONET Trust, Series 2000-1 Class A-2A, (Dresdner
 Bank AG, Frankfurt SWP), 5.430%, 9/28/2007                    6/1/2005-3/28/2006         $50,000,000


The following acronyms are used throughout this portfolio:

 EDA  --Economic Development Authority
 FNMA --Federal National Mortgage Association
 GTD  --Guaranteed
 LOC  --Letter of Credit
 SWP  --Swap Agreement







TREASURY CASH SERIES
PORTFOLIO OF INVESTMENTS
August 31, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                    REPURCHASE AGREEMENTS--100.1%
  $  97,139,000     Interest in $3,300,000,000 joint repurchase agreement 5.10%, dated 8/31/2007 under which BNP       $  97,139,000
                    Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to
                    1/15/2017 for $3,301,870,000 on 9/4/2007. The market value of the underlying securities at the end of the period was $3,367,907,609.
    106,000,000     Interest in $2,850,000,000 joint repurchase agreement 5.10%, dated 8/31/2007 under which             106,000,000
                    Citigroup Global Markets, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2027 for $2,851,615,000 on 9/4/2007. The market value of the underlying securities at the end of the period was $2,908,647,401.
    106,000,000     Interest in $1,800,000,000 joint repurchase agreement 5.120%, dated 8/31/2007 under which            106,000,000
                    Greenwich Capital Markets, Inc. will repurchase U.S. Treasury securities with various maturities to 5/15/2037 for $1,801,024,000 on 9/4/2007. The market value of the underlying securities at the end of the period was $1,836,001,881.
    106,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.100%, dated 8/31/2007 under which ING        106,000,000
                    Financial Markets LLC will repurchase U.S. Treasury securities with various maturities to
                    2/15/2026 for $2,001,133,333 on 9/4/2007. The market value of the underlying securities at the end of the period was $2,040,002,396.
    106,000,000     Interest in $1,850,000,000 joint repurchase agreement 5.120%, dated 8/31/2007 under which J.P.       106,000,000
                    Morgan Securities, Inc. will repurchase U.S. Treasury securities with various maturities to
                    5/15/2037 for $1,851,052,444 on 9/4/2007. The market value of the underlying securities at the end of the period was $1,887,001,700.
      3,000,000   1 Interest in $150,000,000 joint repurchase agreement 5.210%, dated 9/20/2006 under which Morgan         3,000,000
                    Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to
                    3/15/2009 for $157,901,833 on 9/19/2007. The market value of the underlying securities at the end of the period was $160,844,228.
      4,500,000   1 Interest in $200,000,000 joint repurchase agreement 5.200%, dated 5/22/2007 under which UBS            4,500,000
                    Securities LLC will repurchase U.S. Treasury securities with various maturities to 1/15/2026 for $210,515,556 on 5/21/2008. The market value of the underlying securities at the end of the period was $213,959,760.
      4,000,000   1 Interest in $197,000,000 joint repurchase agreement 5.250%, dated 5/31/2007 under which UBS            4,000,000
                    Securities LLC will repurchase U.S. Treasury securities with various maturities to 8/15/2016 for $207,457,417 on 5/30/2008. The market value of the underlying securities at the end of the period was $210,897,412.
      3,000,000   1 Interest in $155,000,000 joint repurchase agreement 5.320%, dated 6/14/2007 under which UBS            3,000,000
                    Securities LLC will repurchase U.S. Treasury securities with various maturities to 8/15/2016 for $163,337,622 on 6/13/2008. The market value of the underlying securities at the end of the period was $166,064,893.
                       TOTAL INVESTMENTS --- 100.1%                                                                      535,639,000
                       (AT AMORTIZED COST)2
                       OTHER ASSETS AND LIABILITIES --- NET --- (0.1)%                                                     (344,129)
                       TOTAL NET ASSETS --- 100%                                                                       $ 535,294,871



1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2    Also represents cost for federal tax purposes.

Note:The categories of investments are shown as a percentage of total net assets at August 31, 2007.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.







ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  CASH TRUST SERIES, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        OCTOBER 23, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        OCTOBER 23, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        OCTOBER 23, 2007